SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Deposits Prepayments And Other Receivables
Prepayment	[1]		$ 4,072,683	$ 3,134
Security deposit	[2]		922,920	830,220
Staff loan			1,118	1,118
Other receivables			90,962	6,540
Deposits, prepayments and other receivables		$ 3,723,967	$ 5,087,683	$ 841,012

[1]	This amount includes (i) prepayment paid to consultants for the business advisory services in relation to post IPO business development. (December 31, 2024: S$3,386,043; June 30, 2024: nil) (ii) Advance to a third party. (December 31, 2024: S$681,437; June 30, 2024: nil)
[2]	This amount includes a security deposit paid to a related party, LRS- Premium Pte. Ltd., for the security deposit paid for the rental of Central Kitchen and rental of equipment. (December 31, 2024: S$778,000; June 30, 2024: S$778,000)